Shareholder Report, Average Annual Return (Details) 192124_Congress Intermediate Bond ETF_TF_TSR Annual {TF}	12 Months Ended	14 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Congress Intermediate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Congress Intermediate Bond ETF NAV
Average Annual Return, Percent	5.88%	3.84%
S&P U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Aggregate Bond Index
Average Annual Return, Percent	6.11%	3.31%
Bloomberg Intermediate Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Average Annual Return, Percent	6.15%	4.01%